                                 WT MUTUAL FUND


                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
               WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND
                WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------
           SUPPLEMENT DATED OCTOBER 11, 2005 TO THE PROSPECTUSES AND
             STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2005

The information in this Supplement updates related information in, and should be read in conjunction with, the Prospectuses and Statement of Additional Information ("SAI") for Institutional Shares, Investor Shares and Service Shares of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, Wilmington International Cap Strategic Allocation Fund and Wilmington Real Estate Strategic Allocation Fund.

TERMINATION OF SUB-ADVISORY AGREEMENT WITH EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.

On October 6, 2005, the Board of Trustees of WT Mutual Fund (the "Trust") voted to approve the termination of the investment sub-advisory agreement dated
July 1, 2005 among the Trust, Rodney Square Management Corporation ("RSMC") and Eubel Brady & Suttman Asset Management, Inc. ("EBS") with respect to the Wilmington Mid Cap Strategic Allocation Fund (the "Fund"). EBS ceased serving as sub-adviser on October 10, 2005.

The Fund continues to employ a multi-manager approach under which RSMC allocates a portion of the Fund's assets among the remaining sub-advisers: Bennett Lawrence Management, LLC, Equity Investment Corporation and Parametric Portfolio Associates, LLC. In addition, RSMC also allocates a portion of the Fund's assets to shares of exchange traded funds or "ETFs." Assets previously allocated to EBS have been reallocated by RSMC to the sub-advisers or ETFs pursuant to its investment strategies as described in the prospectuses.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE